Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital and Other Reserves [Abstract]
Schedule of Fair Value of the Share Options	The assumptions used in determining the fair value of the share options were as follows:
Expected term in years	7 years
Risk-free interest rate	0.344%
Annual expected volatility	125.0%
Dividend yield	0.00%

Schedule of Activity Related to the Share Options

Activity related to the share options is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	-	US$	-
Activity during the year ended December 31, 2023:
Options granted	250,000	US$	2.00
Options forfeited	(50,000)	US$	2.00
Outstanding, December 31, 2023	200,000	US$	2.00
Outstanding, December 31, 2024 (no activity)	200,000	US$	2.00
Exercisable, December 31, 2024	66,667	US$	5.09		US$	0

Schedule of Fair Value of the Warrant

During the years ended December 31, 2024 and 2023, the assumptions used in determining the fair value of the warrant issued to Revere were as follows:

	December 31, 2024	December 31, 2023
Expected term in years	3.1 to 3.6 years	4.1 to 5.0 years
Risk-free interest rate	4.33% to 4.38%	3.63% to 4.13%
Annual expected volatility	144.0% to 146.0%	124.0% to 133.0%
Dividend yield	0.0%	0.0%

During the year ended December 31, 2024, the assumptions used in determining the fair value of the warrants issued to Boustead were as follows:

December 31, 2024
Expected term in years	5.0 years
Risk-free interest rate	4.44% to 4.45%
Annual expected volatility	141% to 144%
Dividend yield	0.0%

Schedule of Activity Related to the Warrants

Activity related to the warrants is as follows:

	Shares	Weighted Average Exercise Price		Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value

Outstanding, December 31, 2022	105,350	US$	1.00
Granted during year ended December 31, 2023	105,000	US$	5.00
Outstanding, December 31, 2023	210,350	US$	3.00
Granted during year ended December 31, 2024	38,150	US$	5.00
Outstanding, December 31, 2024 (no activity)	248,500	US$	3.00
Exercisable December 31, 2024	248,500	US$	3.30	3.2	US$	0.00